SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Operating Income by Segment
The following financial information is a summary of the operating income of each operational segment:

	Year ended December 31, 2020
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,179	$20,445	$31,189	$3,546	$-	$75,359
Intersegment revenues	2,946	195	-	-	(3,141)	-
Total revenues	23,125	20,640	31,189	3,546	(3,141)	75,359

Cost of revenues	21,703	17,885	26,961	3,312	(2,937)	66,924
Gross profit	1,422	2,755	4,228	234	(204)	8,435

Research and development	(3)	(2)	7	183	-	185
Selling and marketing	1,429	1,152	1,527	261	-	4,369
General and administrative	2,183	2,054	2,732	643	-	7,612
Other expenses (income)	-	21	-	294	-	315
Operating income (loss)	$(2,187)	$(470)	$(38)	(1,147)	$(204)	$(4,046)
Financial expenses, net						770
Loss before tax benefits						(4,816)

	Year ended December 31, 2019
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,552	$34,183	$38,687	$4,057	$-	$97,479
Intersegment revenues	6,037	250	-	-	(6,287)	-
Total revenues	26,589	34,433	38,687	4,057	(6,287)	97,479

Cost of revenues	23,998	27,852	33,337	3,460	(6,468)	82,179
Gross profit (loss)	2,591	6,581	5,350	597	181	15,300

Research and development	58	83	7	(35)	-	113
Selling and marketing	1,530	1,638	1,334	427	-	4,929
General and administrative	1,978	2,734	2,408	534	-	7,654
Operating income (loss)	$(975)	$2,126	$1,601	$(329)	$181	$2,604
Financial expenses, net						422
Loss before taxes on income						2,182

	Year ended December 31, 2018
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Elimination of inter-company sales	Consolidated
Revenues
Sale of products and services	$20,065	$30,929	$32,487	$4,240	$-	$87,721
Intersegment revenues	4,642	415	-	-	(5,057)	-
Total revenues	24,707	31,344	32,487	4,240	(5,057)	87,721

Cost of revenues	25,612	27,659	28,561	3,287	(5,343)	79,776
Gross profit	(905)	3,685	3,926	953	286	7,945

Research and development	287	98	-	73	-	458
Selling and marketing	1,512	1,660	1,324	258	-	4,754
General and administrative	2,384	2,375	2,631	511	-	7,901
Other expenses	(2)	-	(2)	-	-	(4)
Operating income (loss)	$(5,086)	$(448)	$(27)	$111	$286	(5,164)
Financial expenses, net						88
Income before taxes on income						(5,252)

Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment
The following financial information identifies the assets, depreciation and amortization, and capital expenditures to segments:

	Year ended December 31, 2020
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Discontinued operation	Amounts not allocated to segments	Consolidated

Total assets	32,536	21,525	41,433	6,073	-	14,554	116,121
Depreciation and amortization	1,400	1,020	799	846	-	-	4,065
Expenditure for segment assets	765	556	9,410	309	-	-	11,040

	Year ended December 31, 2019
	OEM of Heat Transfer Solutions and Aviation Accessories	MRO Services for heat transfer components and OEM of heat transfer solutions	MRO services for Aviation Components	Overhaul and coating of jet engine components	Discontinued operation	Amounts not allocated to segments	Consolidated

Total assets	29,149	31,031	34,264	7,967	2,227	10,037	114,675
Depreciation and amortization	1,601	1,031	786	954	-	-	4,372
Expenditure for segment assets	1,600	1,180	803	239	-	-	3,822